Shareholders' capital (Tables)	6 Months Ended
Jun. 30, 2019
Equity [Abstract]
Number of Common Shares
Number of common shares:

	Six Months Ended June 30
	2019	2018
Common shares, beginning of period	488,851,433	431,765,935
Public offering	509,431	37,505,274
Dividend reinvestment plan	3,225,749	2,532,767
Exercise of share-based awards (c)	886,931	352,800
Conversion of convertible debentures	11,883	38,138
Common shares, end of period	493,485,427	472,194,914

Fair Value of Share Options Granted
The following assumptions were used in determining the fair value of share options granted:

	2019
Risk-free interest rate	1.9%
Expected volatility	20%
Expected dividend yield	4.3%
Expected life	5.50 years
Weighted average grant date fair value per option	C$	1.66